Consolidated Statement of Changes in Equity - CAD ($) $ in Millions		Total		Share premium [member]	Retained earnings [member]	Accumulated other comprehensive income (loss) on Fair Value through OCI Debt Securities, net of taxes [member]	Accumulated other comprehensive Income (Loss) on derivatives designated as Cash Flow Hedges, net of taxes [member]	Accumulated other comprehensive income on translation of net foreign operations, net of taxes [member]	Accumulated Other Comprehensive (Loss) on Pension and Other Employee Future Benefit Plans, net of taxes [member]	Accumulated other comprehensive (loss) on own credit risk on financial liabilities designated at fair value, net of taxes [member]	Total accumulated other comprehensive income [member]	Preferred shares and other equity instruments [member]	Common shares [member]
Balance at beginning of year at Oct. 31, 2017				$ 307	$ 23,700	$ 56	$ (182)	$ 3,465	$ (92)	$ (181)		$ 4,240	$ 13,032
Statement [Line Items]
Issued under the Stock Option Plan													99
Repurchased for cancellation or for treasury shares													(202)
Impact from adopting IFRS 9 (Note 1)					99	(55)
Net income		$ 5,453			5,453
Dividends on preferred shares and distributions payable on other equity instruments					(184)
Dividends on common shares					(2,424)
Issued during the year												400
Stock option expense, net of options exercised (Note 20)				(12)
Gains (losses) on derivatives designated as cash flow hedges arising during the year (Note 8)		(1,228)					(1,228)
Unrealized gains (losses) on translation of net foreign operations		417						417
Gains (losses) on remeasurement of pension and other employee future benefit plans (Note 21)		261							261
Gains (losses) on remeasurement of own credit risk on financial liabilities designated at fair value		(24)								(24)
Unrealized gains (losses) on fair value through OCI debt securities arising during the year						(251)
Redeemed during the year												(300)
Reclassification to earnings of (gains) losses on derivatives designated as cash flow hedges in the year		336					336
Unrealized (losses) on hedges of net foreign operations		(155)						(155)
Equity issue expense					(5)
Common shares repurchased for cancellation (Note 16)					(789)
Reclassification to earnings of (gains) on fair value through OCI securities during the year		(65)				(65)
Other		5
Balance at end of year at Oct. 31, 2018		45,721		300	25,850	(315)	(1,074)	3,727	169	(205)	$ 2,302	4,340	12,929
Statement [Line Items]
Issued under the Stock Option Plan													62
Repurchased for cancellation or for treasury shares	[1],[2]												(20)
Net income		5,758			5,758
Dividends on preferred shares and distributions payable on other equity instruments					(211)
Dividends on common shares					(2,594)
Issued during the year												1,008
Gains (losses) on derivatives designated as cash flow hedges arising during the year (Note 8)		1,444					1,444
Unrealized gains (losses) on translation of net foreign operations		(11)						(11)
Gains (losses) on remeasurement of pension and other employee future benefit plans (Note 21)		(552)							(552)
Gains (losses) on remeasurement of own credit risk on financial liabilities designated at fair value		75								75
Unrealized gains (losses) on fair value through OCI debt securities arising during the year						412
Unrealized gains on fair value through OCI equity securities arising during the year						1
Reclassification to earnings of (gains) losses on derivatives designated as cash flow hedges in the year		143					143
Unrealized (losses) on hedges of net foreign operations		(13)						(13)
Equity issue expense					(8)
Common shares repurchased for cancellation (Note 16)					(70)
Reclassification to earnings of (gains) on fair value through OCI securities during the year		(72)				(72)
Other				3
Balance at end of year at Oct. 31, 2019		51,076		303	28,725	26	513	3,703	(383)	(130)	3,729	5,348	12,971
Statement [Line Items]
Issued under the Shareholder Dividend Reinvestment and Share Purchase Plan													471
Issued under the Stock Option Plan													40
Repurchased for cancellation or for treasury shares	[1],[2]												(52)
Impact from adopting IFRS 16 (Note 1)					(59)
Net income		5,097	[3]		5,097
Dividends on preferred shares and distributions payable on other equity instruments					(247)
Dividends on common shares					(2,723)
Issued during the year												1,250
Stock option expense, net of options exercised (Note 20)				(1)
Gains (losses) on derivatives designated as cash flow hedges arising during the year (Note 8)		1,513					1,513
Unrealized gains (losses) on translation of net foreign operations		373						373
Gains (losses) on remeasurement of pension and other employee future benefit plans (Note 21)		(255)
Gains (losses) on remeasurement of own credit risk on financial liabilities designated at fair value		(28)							(255)	(28)
Unrealized gains (losses) on fair value through OCI debt securities arising during the year						410
Reclassification to earnings of (gains) losses on derivatives designated as cash flow hedges in the year		(47)					(47)
Unrealized (losses) on hedges of net foreign operations		(96)						(96)
Equity issue expense					(3)
Net discount on sale of treasury shares					(45)
Reclassification to earnings of (gains) on fair value through OCI securities during the year		(81)				(81)
Balance at end of year at Oct. 31, 2020		$ 56,593		$ 302	$ 30,745	$ 355	$ 1,979	$ 3,980	$ (638)	$ (158)	$ 5,518	$ 6,598	$ 13,430

[1]	Common shares are net of 652,730 treasury shares as at October 31, 2020.
[2]	During fiscal 2020, we did not purchase any of our common shares under the normal course issuer bid (NCIB). During fiscal 2019, we repurchased and cancelled 1 million of our common shares as part of the NCIB at an average cost of $90.00 per share, totalling $90 million.
[3]	Certain comparative figures have been reclassified to conform with the current year’s presentation.